DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES  TWO WORLD TRADE CENTER, NEW YORK,
                                               NEW YORK 10048
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1996

DEAR SHAREHOLDER:
The six-month period ended September 30, 1996, was rewarding for global equity investors. The most recent economic data suggests that foreign economies are improving just as the U.S. economy appears to be slowing. In the near term, we expect that this trend will continue, producing a favorable environment for global equities. In addition, we believe that inflation will remain benign, providing further support for current equity valuations.
PERFORMANCE AND PORTFOLIO
For the six-month period ended September 30, 1996, Dean Witter Global Dividend Growth Securities provided a total return of 5.40 percent. This compares favorably to a total return of 3.45 percent for the Morgan Stanley Capital International World Index (MSCI World Index). Since inception (June 30, 1993), the Fund's total return was 49.41 percent, versus 38.81 percent for the MSCI World Index. We attribute the Fund's continued outperformance to our stringent, proprietary screening processes, which we use consistently in selecting securities for the portfolio.
During the period under review, we made no changes to the Fund's country allocation. The Fund remains fully invested, with 123 equity positions diversified among the world's twelve largest markets, as defined by market capitalization. The United States, as the world's largest capital market, continues to be the Fund's largest target weighting, at approximately 30 percent of total net assets. The Fund's second largest target weighting is Japan at 26 percent and third is the United Kingdom at 10 percent. We added several new equity positions to the Fund, including Compagnie de Saint-Gobain and LaFarge S.A. in France, MAN AG in Germany, Toronto Dominion Bank in Canada and Ashland, Inc. in the United States.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1996, CONTINUED

LOOKING AHEAD
We will remain sensitive to any factors that would necessitate changes to the Fund's country allocation. We believe that the long-term outlook for the economies and the securities markets in most of the world's major countries is favorable and that the stocks of well-established international companies should perform well over the long term. Consequently, we remain confident, patient and nearly fully invested.
We appreciate your support of Dean Witter Global Dividend Growth Securities and look forward to continuing to serve your investment needs in the future.
Very truly yours,
        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)

  NUMBER OF
    SHARES                                            VALUE
-----------------------------------------------------------------
                COMMON AND PREFERRED STOCKS (98.9%)
                AUSTRALIA (1.5%)
                BUILDING & CONSTRUCTION
     4,900,000  Pioneer International Ltd.....  $      13,375,236
                                                -----------------
                MULTI-INDUSTRY
     4,867,000  Southcorp Holdings Ltd........         13,824,266
                                                -----------------
                PAPER & FOREST PRODUCTS
     2,230,000  Amcor Ltd.....................         13,444,545
                                                -----------------

                TOTAL AUSTRALIA...............         40,644,047
                                                -----------------

                CANADA (3.0%)
                BANKING
       783,000  Toronto Dominion Bank.........         15,896,872
                                                -----------------
                NATURAL GAS
     1,020,000  TransCanada Pipelines Ltd.....         16,364,638
                                                -----------------
                OIL RELATED
       365,000  Imperial Oil Ltd..............         15,464,057
       605,000  IPL Energy, Inc...............         16,392,173
                                                -----------------
                                                       31,856,230
                                                -----------------
                TELECOMMUNICATIONS
       390,000  BCE, Inc......................         16,680,740
                                                -----------------
                TOTAL CANADA..................         80,798,480
                                                -----------------
                FRANCE (7.3%)
                BANKING
       149,600  Societe Generale..............         16,542,391
                                                -----------------
                BUILDING MATERIALS
       129,500  Compagnie de Saint-Gobain.....         17,554,902
       291,000  Lafarge S.A...................         17,159,747
                                                -----------------
                                                       34,714,649
                                                -----------------
                FINANCIAL SERVICES
        40,135  Societe Eurafrance S.A........         15,948,918
                                                -----------------
                FOODS & BEVERAGES
       113,000  Eridania Beghin-Say S.A.......         17,440,838
                                                -----------------
                MULTI-INDUSTRY
        61,000  Compagnie Generale d'Industrie
                et de Participations..........         13,679,461
        69,800  Saint-Louis...................         16,869,437
       270,000  Worms et Compagnie............         13,594,640
                                                -----------------
                                                       44,143,538
                                                -----------------

  NUMBER OF
    SHARES                                            VALUE
-----------------------------------------------------------------
                OIL INTEGRATED - INTERNATIONAL
       211,200  Societe National Elf
                Aquitaine.....................  $      16,519,555
       218,000  Total S.A. (B Shares).........         17,161,199
                                                -----------------
                                                       33,680,754
                                                -----------------
                TELECOMMUNICATIONS
       210,000  Alcatel Alsthom...............         17,710,794
                                                -----------------
                TELEVISION
       145,000  Societe Television Francaise
                1.............................         16,089,895
                                                -----------------

                TOTAL FRANCE..................        196,271,777
                                                -----------------

                GERMANY (6.5%)
                BANKING
       261,000  Deutsche Bank
                Aktiengesellschaft............         12,303,895
                                                -----------------
                BUILDING & CONSTRUCTION
       319,500  Bilfinger & Berger Bau AG.....         13,511,507
                                                -----------------
                CHEMICALS
       439,000  BASF AG.......................         13,815,893
       371,000  Bayer AG......................         13,621,820
                                                -----------------
                                                       27,437,713
                                                -----------------
                MACHINERY - DIVERSIFIED
        52,000  MAN AG........................         13,432,992
                                                -----------------
                MULTI-INDUSTRY
        52,700  Preussag AG...................         13,147,358
       361,000  RWE AG........................         13,633,359
        34,800  Viag AG.......................         13,359,166
                                                -----------------
                                                       40,139,883
                                                -----------------
                RETAIL - DEPARTMENT STORES
        38,700  Karstadt AG...................         13,371,951
                                                -----------------
                RETAIL - SPECIALTY
       317,000  Douglas Holding AG............         13,821,466
                                                -----------------
                STEEL & IRON
        72,900  Thyssen AG....................         13,493,096
                                                -----------------
                TEXTILES - APPAREL
        11,540  Hugo Boss AG (Pref.)..........         13,467,873
                                                -----------------
                UTILITIES - ELECTRIC
       255,000  Veba AG.......................         13,358,576
                                                -----------------

                TOTAL GERMANY.................        174,338,952
                                                -----------------

                HONG KONG (4.1%)
                BANKING
     1,160,000  HSBC Holdings PLC.............         21,526,485
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                            VALUE
-----------------------------------------------------------------
                CONGLOMERATES
     2,378,000  Swire Pacific Ltd. (Class
                A)............................  $      21,295,844
                                                -----------------
                REAL ESTATE
     2,900,000  Cheung Kong (Holdings) Ltd....         22,314,039
                                                -----------------
                TELECOMMUNICATIONS
    12,520,000  Hong Kong Telecommunications
                Ltd...........................         22,667,080
                                                -----------------
                UTILITIES - ELECTRIC
     6,703,000  Hong Kong Electric Holdings
                Ltd...........................         21,670,675
                                                -----------------
                TOTAL HONG KONG...............        109,474,123
                                                -----------------

                ITALY (4.0%)
                FINANCIAL SERVICES
     2,178,000  Istituto Mobiliare Italiano
                SpA...........................         18,505,135
                                                -----------------
                NATURAL GAS
     4,900,000  Italgas SpA...................         18,338,805
                                                -----------------
                OIL INTEGRATED - INTERNATIONAL
     3,655,000  Ente Nazionale Idrocarburi
                SpA...........................         18,682,978
                                                -----------------
                TELECOMMUNICATIONS
     2,767,000  Sirti SpA.....................         16,805,482
    10,125,000  Telecom Italia SpA............         18,647,817
                                                -----------------
                                                       35,453,299
                                                -----------------
                TEXTILES - APPAREL
     1,483,000  Benetton Group SpA............         16,699,573
                                                -----------------

                TOTAL ITALY...................        107,679,790
                                                -----------------
                JAPAN (25.6%)
                AUTOMOTIVE
     1,313,000  Honda Motor Co................         32,992,910
     1,250,000  Toyota Motor Corp.............         31,970,744
                                                -----------------
                                                       64,963,654
                                                -----------------
                BREWERS
     2,956,000  Kirin Brewery Co., Ltd........         32,894,553
                                                -----------------
                BUILDING MATERIALS
     2,952,000  Sekisui House Ltd.............         32,320,201
                                                -----------------
                COMPUTER SERVICES
     2,572,000  NCR Japan Ltd.................         26,082,384
                                                -----------------
                ELECTRONICS & ELECTRICAL
     3,326,000  Hitachi, Ltd..................         32,236,202
       456,000  Kyocera Corp..................         32,533,429

  NUMBER OF
    SHARES                                            VALUE
-----------------------------------------------------------------
     1,870,000  Matsushita Electric Industrial
                Co. Ltd.......................  $      31,382,034
     3,193,000  Matsushita Electric Works.....         31,520,237
     2,830,000  NEC Corp......................         33,270,214
     1,965,000  Sharp Corp....................         32,623,620
       493,600  Sony Corp.....................         31,140,698
       516,000  TDK Corp......................         32,090,819
                                                -----------------
                                                      256,797,253
                                                -----------------
                ENTERTAINMENT & LEISURE TIME
     2,500,000  Mizuno Corp...................         20,192,049
       505,000  Nintendo Corp., Ltd...........         32,403,751
                                                -----------------
                                                       52,595,800
                                                -----------------
                FOODS & BEVERAGES
     1,475,000  House Food Industry...........         26,076,909
     3,773,000  Snow Brand Milk Products......         23,803,455
                                                -----------------
                                                       49,880,364
                                                -----------------
                MACHINERY
     4,906,000  Mitsubishi Electric Corp......         33,461,007
     3,975,000  Mitsubishi Heavy Industries,
                Ltd...........................         32,355,066
                                                -----------------
                                                       65,816,073
                                                -----------------
                METALS & MINING
     2,394,000  Furukawa Co., Ltd.............         11,322,247
                                                -----------------
                PHARMACEUTICALS
     1,503,000  Taisho Pharmaceutical Co.,
                Ltd...........................         31,832,361
     1,783,000  Takeda Chemical Industries....         32,642,197
                                                -----------------
                                                       64,474,558
                                                -----------------
                TRANSPORTATION
     2,883,000  Yamato Transport Co. Ltd......         31,306,022
                                                -----------------

                TOTAL JAPAN...................        688,453,109
                                                -----------------

                MALAYSIA (2.0%)
                BANKING
     1,949,000  AMMB Holdings Berhad..........         14,153,619
                                                -----------------
                BUILDING & CONSTRUCTION
       892,000  Cement Industries of
                Malaysia......................          2,847,339
     1,480,000  Malayan Cement Berhad.........          3,720,373
     1,827,000  United Engineers Malaysia
                Berhad........................         14,142,447
                                                -----------------
                                                       20,710,159
                                                -----------------
                CONGLOMERATES
     4,142,000  Sime Darby Berhad.............         13,717,421
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                            VALUE
-----------------------------------------------------------------
                FOODS & BEVERAGES
       408,000  Nestle Malaysia Berhad........  $       3,141,968
                                                -----------------
                OIL RELATED
       860,000  Esso Malaysia Berhad..........          2,384,885
                                                -----------------
                TOTAL MALAYSIA................         54,108,052
                                                -----------------

                NETHERLANDS (3.0%)
                BANKING
       162,000  ABN-AMRO Holding NV...........          8,990,526
                                                -----------------
                BUILDING & CONSTRUCTION
       102,000  Koninklijke Volker Stevin
                NV............................          9,066,667
                                                -----------------
                CHEMICALS
        89,500  DSM NV........................          8,792,983
                                                -----------------
                ELECTRICAL EQUIPMENT
       272,100  Philips Electronics NV........          9,833,790
                                                -----------------
                FINANCIAL SERVICES
       280,500  ING Groep NV..................          8,759,474
                                                -----------------
                INSURANCE
       310,000  Fortis Amev NV................          9,281,871
                                                -----------------
                OIL INTEGRATED - INTERNATIONAL
        60,000  Royal Dutch Petroleum Co......          9,385,965
                                                -----------------
                TELECOMMUNICATIONS
       253,000  Koninklijke PTT Nederland
                NV............................          8,714,444
                                                -----------------
                TEXTILES
       140,000  Gamma Holding NV..............          6,901,754
                                                -----------------
                TOTAL NETHERLANDS.............         79,727,474
                                                -----------------

                SWITZERLAND (2.0%)
                BANKING
        91,600  Swiss Bank Corp...............         17,466,566
                                                -----------------
                CHEMICALS
        13,950  Ciba-Geigy AG.................         17,755,758
                                                -----------------
                FOODS & BEVERAGES
        15,900  Nestle AG.....................         17,715,948
                                                -----------------
                TOTAL SWITZERLAND.............         52,938,272
                                                -----------------
                UNITED KINGDOM (9.6%)
                BANKING
     3,900,000  Hambros PLC...................         15,958,613
     2,884,000  Lloyds TSB Group PLC..........         17,058,698
     1,592,000  National Westminster Bank
                PLC...........................         16,890,076
                                                -----------------
                                                       49,907,387
                                                -----------------

  NUMBER OF
    SHARES                                            VALUE
-----------------------------------------------------------------
                BREWERS
     1,345,000  Bass PLC......................  $      16,353,177
     1,611,000  Scottish & Newcastle Breweries
                PLC...........................         16,915,191
                                                -----------------
                                                       33,268,368
                                                -----------------
                FOODS & BEVERAGES
     5,050,000  Hazlewood Foods PLC...........          7,665,173
     5,732,000  Hillsdown Holdings PLC........         16,144,980
                                                -----------------
                                                       23,810,153
                                                -----------------
                MULTI-INDUSTRY
     7,061,000  Hanson PLC....................         17,291,768
                                                -----------------
                NATURAL GAS
     5,325,000  British Gas PLC...............         16,581,794
                                                -----------------
                RETAIL - MERCHANDISING
     3,567,000  Tesco PLC.....................         16,912,374
                                                -----------------
                STEEL & IRON
     5,603,000  British Steel PLC.............         17,315,959
                                                -----------------
                TELECOMMUNICATIONS
     2,874,000  British Telecommunications
                PLC...........................         16,010,157
                                                -----------------
                TOBACCO
     2,360,000  B.A.T. Industries PLC.........         15,731,873
                                                -----------------
                UTILITIES - ELECTRIC
     3,691,000  Scottish Hydro-Electric PLC...         16,229,652
                                                -----------------
                UTILITIES - WATER
     1,430,000  Hyder PLC.....................         16,066,428
     1,350,000  Hyder PLC (Pref.).............          2,160,011
     1,790,000  Severn Trent PLC..............         16,525,853
                                                -----------------
                                                       34,752,292
                                                -----------------

                TOTAL UNITED KINGDOM..........        257,811,777
                                                -----------------

                UNITED STATES (30.3%)
                AEROSPACE & DEFENSE
       550,000  Northrop Grumman Corp.........         44,137,500
                                                -----------------
                AUTOMOTIVE
     1,325,000  Ford Motor Co.................         41,406,250
                                                -----------------
                BANKING
       504,000  BankAmerica Corp..............         41,391,000
       938,000  KeyCorp.......................         41,272,000
                                                -----------------
                                                       82,663,000
                                                -----------------
                CHEMICALS
     1,140,000  Monsanto Co...................         41,610,000
                                                -----------------
                COMPUTERS
       328,500  International Business
                Machines Corp.................         40,898,250
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                            VALUE
-----------------------------------------------------------------
                CONGLOMERATES
       586,000  Minnesota Mining &
                Manufacturing Co..............  $      40,946,750
       820,000  Tenneco, Inc..................         41,102,500
                                                -----------------
                                                       82,049,250
                                                -----------------
                HEALTH & PERSONAL CARE
       427,000  Bristol-Myers Squibb Co.......         41,152,125
                                                -----------------
                MACHINERY - DIVERSIFIED
       968,000  Deere & Co....................         40,656,000
                                                -----------------
                METALS & MINING
       653,000  Phelps Dodge Corp.............         41,873,625
                                                -----------------
                OIL - DOMESTIC
     1,045,300  Ashland, Inc..................         41,550,675
                                                -----------------
                OIL INTEGRATED - INTERNATIONAL
       658,000  Chevron Corp..................         41,207,250
                                                -----------------
                PAPER & FOREST PRODUCTS
       966,000  International Paper Co........         41,055,000
                                                -----------------
                RETAIL - MERCHANDISING
     1,266,700  Dayton-Hudson Corp............         41,801,100
                                                -----------------
                TELECOMMUNICATIONS
     1,050,000  Sprint Corp...................         40,818,750
                                                -----------------
                TIRE & RUBBER GOODS
       855,000  Goodyear Tire & Rubber Co.....         39,436,875
                                                -----------------
                TOBACCO
       450,000  Philip Morris Companies,
                Inc...........................         40,387,500
                                                -----------------
                TRANSPORTATION
       560,000  Conrail, Inc..................         40,530,000
                                                -----------------
                UTILITIES - ELECTRIC
     1,510,000  Pacific Gas & Electric Co.....         32,842,500
                                                -----------------

                TOTAL UNITED STATES...........        816,075,650
                                                -----------------

                TOTAL COMMON AND PREFERRED
                STOCKS
                (IDENTIFIED COST
                $2,342,128,843)...............      2,658,321,503
                                                -----------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                           VALUE
-----------------------------------------------------------------

                SHORT-TERM INVESTMENT (a) (0.7%)
                U.S. GOVERNMENT AGENCY
$       17,500  Federal Home Loan Mortgage
                Corp. 5.70% due 10/01/96
                (Amortized Cost
                $17,500,000)..................  $      17,500,000
                                                -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$2,359,628,843) (B)........       99.6%  2,675,821,503

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES......        0.4      11,718,390
                                 -----   -------------

NET ASSETS.................      100.0%  $2,687,539,893
                                 -----   -------------
                                 -----   -------------

---------------------
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation was $393,542,977 and the aggregate gross unrealized depreciation was $77,350,317, resulting in net unrealized appreciation of $316,192,660.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 1996:

                                              UNREALIZED
  CONTRACTS TO         IN        DELIVERY    APPRECIATION
    DELIVER       EXCHANGE FOR     DATE     (DEPRECIATION)
-----------------------------------------------------------
$      1,558,947  L      995,814 10/01/96      $  (697)
$      1,985,527  DEM 2,992,984  10/01/96      (23,172)
$        419,570  Y   46,454,836 10/01/96       (2,673)
Y     25,285,283  $     228,764  10/01/96        1,848
DEM   1,540,270   $   1,011,140  10/02/96        1,260
Y     52,064,942  $     467,034  10/02/96         (210)
Y     99,339,183  $     890,894  10/02/96         (600)
$        723,140  L      462,218 10/03/96          139
ITL 2,869,791,719 $   1,883,436  10/03/96         (866)
MYR   1,526,139   $     608,547  10/04/96         (398)
ITL 3,245,293,330 $   2,126,848  10/07/96       (4,008)
$      1,240,789  AUD 1,566,396  10/08/96       (1,457)
$        567,370  FRF 2,889,050  10/31/96       (7,889)
FRF   2,456,807   $     477,356  10/31/96        1,581
FRF   4,299,200   $     833,098  10/31/96          532
                                              --------
      Net unrealized depreciation........      $(36,610)
                                              --------
                                              --------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                                             PERCENT OF
INDUSTRY                                                                                    VALUE            NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense...............................................................  $          44,137,500           1.6%
Automotive........................................................................            106,369,904           4.0
Banking...........................................................................            239,450,741           8.9
Brewers...........................................................................             66,162,921           2.5
Building & Construction...........................................................             56,663,569           2.1
Building Materials................................................................             67,034,850           2.5
Chemicals.........................................................................             95,596,454           3.6
Computer Services.................................................................             26,082,384           1.0
Computers.........................................................................             40,898,250           1.5
Conglomerates.....................................................................            117,062,515           4.4
Electrical Equipment..............................................................              9,833,790           0.4
Electronics & Electrical..........................................................            256,797,253           9.5
Entertainment & Leisure Time......................................................             52,595,800           2.0
Financial Services................................................................             43,213,527           1.6
Foods & Beverages.................................................................            111,989,271           4.2
Health & Personal Care............................................................             41,152,125           1.5
Insurance.........................................................................              9,281,871           0.3
Machinery.........................................................................             65,816,073           2.4
Machinery - Diversified...........................................................             54,088,992           2.0
Metals & Mining...................................................................             53,195,872           2.0
Multi-Industry....................................................................            115,399,455           4.3
Natural Gas.......................................................................             51,285,237           1.9
Oil - Domestic....................................................................             41,550,675           1.5
Oil Integrated - International....................................................            102,956,947           3.8
Oil Related.......................................................................             34,241,115           1.3
Paper & Forest Products...........................................................             54,499,545           2.0
Pharmaceuticals...................................................................             64,474,558           2.4
Real Estate.......................................................................             22,314,039           0.8
Retail - Department Stores........................................................             13,371,951           0.5
Retail - Merchandising............................................................             58,713,474           2.2
Retail - Specialty................................................................             13,821,466           0.5
Steel & Iron......................................................................             30,809,055           1.1
Telecommunications................................................................            158,055,264           5.9
Television........................................................................             16,089,895           0.6
Textiles..........................................................................              6,901,754           0.3
Textiles - Apparel................................................................             30,167,446           1.1
Tire & Rubber Goods...............................................................             39,436,875           1.5
Tobacco...........................................................................             56,119,373           2.1
Transportation....................................................................             71,836,022           2.7
U.S. Government Agency............................................................             17,500,000           0.7
Utilities - Electric..............................................................             84,101,403           3.1
Utilities - Water.................................................................             34,752,292           1.3
                                                                                    ---------------------         -----
                                                                                    $       2,675,821,503          99.6%
                                                                                    ---------------------         -----
                                                                                    ---------------------         -----

                                                                                                             PERCENT OF
TYPE OF INVESTMENT                                                                          VALUE            NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $       2,642,693,619          98.3%
Preferred Stocks..................................................................             15,627,884           0.6
Short-Term Investment.............................................................             17,500,000           0.7
                                                                                    ---------------------         -----
                                                                                    $       2,675,821,503          99.6%
                                                                                    ---------------------         -----
                                                                                    ---------------------         -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $2,359,628,843)..........................  $2,675,821,503
Cash........................................................         347,112
Receivable for:
    Investments sold........................................      11,036,417
    Dividends...............................................       9,045,239
    Shares of beneficial interest sold......................       4,622,454
    Foreign withholding taxes reclaimed.....................       2,973,873
    Interest................................................          12,503
Deferred organizational expenses............................          63,033
Prepaid expenses and other assets...........................          77,311
                                                              --------------
     TOTAL ASSETS...........................................   2,703,999,445
                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................      11,413,234
    Plan of distribution fee................................       1,919,881
    Investment management fee...............................       1,612,806
    Shares of beneficial interest repurchased...............       1,017,913
Accrued expenses and other payables.........................         495,718
                                                              --------------
     TOTAL LIABILITIES......................................      16,459,552
                                                              --------------
NET ASSETS:
Paid-in-capital.............................................   2,282,898,458
Net unrealized appreciation.................................     316,179,723
Accumulated undistributed net investment income.............       8,530,905
Accumulated undistributed net realized gain.................      79,930,807
                                                              --------------
     NET ASSETS.............................................  $2,687,539,893
                                                              --------------
                                                              --------------
NET ASSET VALUE PER SHARE,
  206,272,500 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                      $13.03
                                                              --------------
                                                              --------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $4,767,505 foreign withholding tax).......  $ 43,080,724
Interest....................................................       407,535
                                                              ------------

     TOTAL INCOME...........................................    43,488,259
                                                              ------------

EXPENSES
Plan of distribution fee....................................    10,971,279
Investment management fee...................................     9,280,228
Transfer agent fees and expenses............................     1,490,500
Custodian fees..............................................       670,259
Registration fees...........................................       142,424
Shareholder reports and notices.............................        85,324
Professional fees...........................................        39,395
Organizational expenses.....................................        18,079
Trustees' fees and expenses.................................        12,721
Other.......................................................        20,444
                                                              ------------

     TOTAL EXPENSES.........................................    22,730,653
                                                              ------------

     NET INVESTMENT INCOME..................................    20,757,606
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................    85,270,426
    Foreign exchange transactions...........................      (215,519)
                                                              ------------

     TOTAL GAIN.............................................    85,054,907
                                                              ------------
Net change in unrealized appreciation on:
    Investments.............................................    28,149,147
    Net translation of forward foreign currency contracts,
      other assets and liabilities denominated in foreign
      currencies............................................       160,992
                                                              ------------

     TOTAL APPRECIATION.....................................    28,310,139
                                                              ------------

     NET GAIN...............................................   113,365,046
                                                              ------------

NET INCREASE................................................  $134,122,652
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS   FOR THE YEAR
                                                                    ENDED              ENDED
                                                              SEPTEMBER 30, 1996     MARCH 31,
                                                                 (UNAUDITED)           1996
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.......................................    $   20,757,606     $  22,314,052
Net realized gain...........................................        85,054,907       127,041,313
Net change in unrealized appreciation.......................        28,310,139       215,212,383
                                                              ------------------   -------------
     NET INCREASE...........................................       134,122,652       364,567,748
                                                              ------------------   -------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................       (10,003,650)      (25,446,868)
Net realized gain...........................................       (90,585,403)      (83,961,762)
                                                              ------------------   -------------
     TOTAL..................................................      (100,589,053)     (109,408,630)
                                                              ------------------   -------------
Net increase from transactions in shares of beneficial
  interest..................................................       220,005,480       324,894,923
                                                              ------------------   -------------
     TOTAL INCREASE.........................................       253,539,079       580,054,041
NET ASSETS:
Beginning of period.........................................     2,434,000,814     1,853,946,773
                                                              ------------------   -------------
     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $8,530,905 AND DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
    INCOME OF $2,223,051, RESPECTIVELY).....................    $2,687,539,893     $2,434,000,814
                                                              ------------------   -------------
                                                              ------------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Dean Witter Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993.
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American, or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.
B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.
C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.
D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.
E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.
F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.
G. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of approximately $180,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.
2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund as of the close of each business day: 0.75% of daily net assets up to $1 billion; 0.725% of the next $500 million; and 0.70% of daily net assets over $1.5 billion. Effective May 1, 1996, the annual rate was reduced to 0.675% of net assets in excess of $2.5 billion.
Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.
3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.
Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $65,558,633 at September 30, 1996.
The Distributor has informed the Fund that for the six months ended September 30, 1996, it received approximately $1,873,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.
4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1996 aggregated $529,330,271 and $394,784,447, respectively.
For the six months ended September 30, 1996, the Fund incurred brokerage commissions of $92,250 with DWR for portfolio transactions executed on behalf of the Fund.
Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1996, the Fund had transfer agent fees and expenses payable of approximately $263,000.
The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

the last five years of service. Aggregate pension costs for the six months ended September 30, 1996 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,150. At September 30, 1996, the Fund had an accrued pension liability of $27,810 which is included in accrued expenses in the Statement of Assets and Liabilities.
5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                   FOR THE YEAR
                                                                           MONTHS ENDED                     ENDED
                                                                        SEPTEMBER 30, 1996              MARCH 31, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
                                                                           (UNAUDITED)
Sold.............................................................   22,525,561   $  291,188,688    46,573,003   $566,276,970
Reinvestment of dividends and distributions......................    7,320,481       93,815,571     8,465,778    101,615,413
                                                                   -----------   --------------   -----------   ------------
                                                                    29,846,042      385,004,259    55,038,781    667,892,383
Repurchased......................................................  (12,791,453)    (164,998,779)  (28,302,433)  (342,997,460)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................   17,054,589   $  220,005,480    26,736,348   $324,894,923
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS
Currency losses incurred after October 31 ("post October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net currency losses of approximately $76,000 during fiscal 1996.
As of March 31, 1996, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to tax adjustments on PFICs sold by the Fund.
7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.
At September 30, 1996, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                     FOR THE SIX MONTHS                                        FOR THE PERIOD
                                     ENDED SEPTEMBER 30,    FOR THE YEAR      FOR THE YEAR     JUNE 30, 1993*
                                            1996           ENDED MARCH 31,   ENDED MARCH 31,    THROUGH MARCH
                                         (UNAUDITED)            1996              1995            31, 1994
--------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................           $ 12.86             $ 11.41           $ 10.81        $ 10.00
                                               ------              ------            ------         ------

Net investment income..............              0.10                0.13              0.14           0.05
Net realized and unrealized gain...              0.59                1.96              0.88           0.84
                                               ------              ------            ------         ------

Total from investment operations...              0.69                2.09              1.02           0.89
                                               ------              ------            ------         ------

Less dividends and distributions
 from:
   Net investment income...........             (0.05)              (0.15)            (0.14)         (0.05)
   Net realized gain...............             (0.47)              (0.49)            (0.28)         (0.03)
                                               ------              ------            ------         ------

Total dividends and
 distributions.....................             (0.52)              (0.64)            (0.42)         (0.08)
                                               ------              ------            ------         ------

Net asset value, end of period.....           $ 13.03             $ 12.86           $ 11.41        $ 10.81
                                               ------              ------            ------         ------
                                               ------              ------            ------         ------

TOTAL INVESTMENT RETURN+...........              5.40%(1)           18.77%             9.60%          8.89%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................              1.77%(2)            1.85%             1.97%          2.03%(2)

Net investment income..............              1.62%(2)            1.05%             1.22%          0.66%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions..........................               $2,688            $2,434            $1,854            $1,121

Portfolio turnover rate............                16%(1)              40%               32%            21%(1)

Average commission rate paid.......              $0.0332           $0.0311         --                --

---------------------
 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

DEAN WITTER
GLOBAL DIVIDEND
GROWTH SECURITIES

[GRAPHIC]

SEMIANNUAL REPORT
SEPTEMBER 30, 1996

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.